Borrowings (Tables)	3 Months Ended
Mar. 31, 2024
Borrowings
Summary of borrowings

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Short-term borrowings:
Bank loans(1)	70,000	90,000
Total	70,000	90,000
Long-term borrowings, non-current portion:
Loan from third parties	2,000	2,000
Total	2,000	2,000
(1)	As of March 31, 2024, the Group had several credit facilities with third party banks under which the Group can borrow up to RMB510,000 during the term of the facilities mature from August 2024 to March 2025. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. As of March 31, 2024, the unutilized credit facilities amounted to RMB420,000.